Schedule of changes in deferred income tax and social contribution (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
At the beginning of the period	R$ (82,000,000)	R$ (1,191,000,000)	R$ (265,000,000)
Benefits (expenses) in the year	127,000,000	372,000,000	(162,000,000)
Corporate reorganization		45,000,000
Deconsolidation		883,000,000
Purchase partnership			(747,000,000)
Conversion currency adjustment			(18,000,000)
Exchange variation		(193,000,000)
Other		2,000,000	1,000,000
At the end of the period	R$ 45,000,000	R$ (82,000,000)	R$ (1,191,000,000)